FAIR VALUE MEASUREMENT (Details) - Insurance Subsidiary Deposits - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 35,476	$ 0
Amortized cost	35,000
Net unrealized gains	$ 476